Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	indie Semiconductor, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On July 2, 2021, we filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333- 257629) (the “Registration Statement”). The Registration Statement was declared effective by the SEC on July 13, 2021 to initially relating to (i) the issuance and sale of 10,150,000 shares of Class A common stock, (ii) the resale of 10,150,000 warrants and (iii) the resale of 70,846,446 shares of Class A common stock being newly registered under this Registration Statement, and the issuance and sale of 17,250,000 shares of Class A common stock upon the exercise of outstanding warrants previously registered under the Prior Registration Statement. This post-effective amendment is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include information contained in the Registrant’s Current Report on Form 10-K that was filed with the SEC on April 8, 2022 and (ii) update certain other information in the Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statement on July 13, 2021.
Entity Central Index Key	0001841925
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE